Consolidated statements income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated statements income
Operating revenue (Note 23)	R$ 876,377	R$ 788,159	R$ 685,559
Cost of services rendered (Note 24)	(283,262)	(272,115)	(245,621)
Gross income	593,115	516,044	439,938
Operating income (expenses)
General and administrative (Note 25)	(310,742)	(219,916)	(168,596)
Research and development (Note 12/25)	(111,059)	(93,070)	(73,527)
Selling (Note 25)	(158,927)	(144,735)	(111,008)
Other operating revenue (expenses) (Note 25)	(59,086)	22,787	3,256
Total operating revenues (expenses)	(639,814)	(434,934)	(349,875)
Income (loss) before financial income (loss) and taxes	(46,699)	81,110	90,063
Net financial income (loss)
Financial income (Note 26)	44,678	70,103	50,257
Financial expenses (Note 26)	(81,779)	(87,280)	(48,176)
Total financial results	(37,101)	(17,177)	2,081
Income (loss) before income tax and social contribution	(83,800)	63,933	92,144
Income tax and social contribution - current (Note 19)	(11,551)	(11,394)	(9,959)
Income tax and social contribution - deferred (Note 19)	15,277	(13,663)	(11,130)
Income tax and social contribution expense	3,726	(25,057)	(21,089)
Net income (loss) for the year	R$ (80,074)	R$ 38,876	R$ 71,055
Earnings per share
Basic earnings (loss) per share - in Reais (Note 28)	R$ (0.4528)	R$ 0.2281	R$ 0.4358
Diluted earnings (loss) per share - in Reais (Note 28)	R$ (0.4528)	R$ 0.2228	R$ 0.4301